Leases Payable - Additional Information (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Lease payments recognised in the income statement	R$ 78,134
Variable lease payments recognised in the income statement	R$ 7,966
Bottom of range
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Lease payables discount rate	10.79%
Top of range
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Lease payables discount rate	12.75%